Consolidated balance sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and due from banks	$ 6,718		$ 12,814
Interest-bearing deposits in banks (including pledged deposits of $14,519 in 2012 and $23,994 in 2011)	700,312		830,670
Trading assets (including pledged securities to creditors of $1,262 in 2012 and $18,988 in 2011)	5,265		20,436
Securities available-for-sale (including pledged securities to creditors of $152,340 in 2012 and $375,492 in 2011)	183,017		416,300
Securities held-to-maturity (fair value of $34,149 in 2012 and $26,637 in 2011) (including pledged securities to creditors of $19,453 in 2012 and $17,486 in 2011)	34,113		26,536
Investment fund	105,888		120,425
Loans	5,715,556		4,959,573
Less:
Allowance for loan losses	72,976		88,547
Unearned income and deferred fees	7,100		6,697
Loans, net	5,635,480	[1]	4,864,329	[2]
Customers' liabilities under acceptances	1,157		1,110
Accrued interest receivable	37,819		38,168
Premises and equipment (net of accumulated depreciation and amortization of $11,688 in 2012 and $17,881 in 2011)	12,808		6,673
Derivative financial instruments used for hedging - receivable	19,239	[3]	4,159	[3]
Other assets	14,580		18,412
Total assets	6,756,396		6,360,032
Liabilities and stockholders' equity
Noninterest-bearing - Demand	580		680
Interest-bearing - Demand	131,295		66,906
Time	2,185,385		2,235,920
Total deposits	2,317,260		2,303,506
Trading liabilities	32,304		5,584
Securities sold under repurchase agreement	158,374		377,002
Short-term borrowings	1,449,023		1,323,466
Acceptances outstanding	1,157		1,110
Accrued interest payable	17,943		11,790
Borrowings and long-term debt	1,905,540		1,487,548
Derivative financial instruments used for hedging - payable	11,747	[3]	53,742	[3]
Reserve for losses on off-balance sheet credit risk	4,841		8,887
Other liabilities	28,348		22,568
Total liabilities	5,926,537		5,595,203
Redeemable noncontrolling interest	3,384		5,547
Stockholders' equity:
Additional paid-in capital in excess of assigned value of common stock	121,419		130,177
Capital reserves	95,210		95,210
Retained earnings	422,048		372,644
Accumulated other comprehensive loss	(730)		(3,112)
Treasury Stock Value	91,452		115,617
Total stockholders' equity	826,475		759,282
Total liabilities and stockholders' equity	6,756,396		6,360,032
Class A common stock [Member]
Stockholders' equity:
Common stock	44,407		44,407
Common Class B [Member]
Stockholders' equity:
Common stock	20,683		20,683
Common Class E [Member]
Stockholders' equity:
Common stock	$ 214,890		$ 214,890

[1]	The carrying value of loans is net of the Allowance for loan losses of $73.0 million for December 31, 2012.
[2]	The carrying value of loans is net of the Allowance for loan losses of $88.5 million for December 31, 2011.
[3]	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.